Notes Payable (Details Narrative) - USD ($)					12 Months Ended
	Jul. 11, 2022	Jul. 01, 2021	Feb. 12, 2021	Apr. 27, 2020	Jul. 31, 2022	Jul. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount forgiven			$ 952,744
Accrued interest			$ 8,046
Gain on extinguishment of debt						$ 960,790
Notes Payable, Current					936,558	1,234,133
Paycheck Protection Program [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of loan				2 years
Debt principal amount				$ 952,744
Debt description				Interest accrued at 1% per year, effective on the date of initial disbursement.
Debt Instrument, Interest Rate, Effective Percentage				1.00%
Finance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable, Current					$ 936,558
Finance Agreement [Member] | AFCO Premium Credit LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt principal amount	$ 1,027,986	$ 1,355,919
Debt Instrument, Interest Rate, Stated Percentage	5.248%	2.894%
Debt Instrument, Frequency of Periodic Payment	eleven monthly payments	eleven monthly payments
Debt Instrument, Periodic Payment	$ 95,923	$ 125,056
Notes Payable, Current						$ 1,234,133